FINANCE INCOME / EXPENSE / OTHER FINANCIAL RESULTS (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Finance income
Interest gain	$ 5,526	$ 5,303	$ 4,777
TOTAL	5,526	5,303	4,777
Finance expense
Interest expense on borrowings	(20,762)	(12,196)	(4,106)
Interest on deferred consideration	(9,308)	(8,597)	(7,057)
Interest expense on lease liabilities	(6,823)	(6,947)	(6,319)
Banking expenses	(3,098)	(3,079)	(3,423)
Other interest	(553)	(918)	(2,590)
Other	(64)	(465)	(258)
TOTAL	(40,608)	(32,202)	(23,753)
Other financial results, net
Gain on transaction with bonds	1,340	4,958	9,157
Net (loss) gain arising from financial assets measured at fair value through OCI	(1,951)	462	630
Net gain arising from financial assets measured at fair value through PL	4,320	452	23,564
Foreign exchange (loss) gain, net	(462)	192	(22,009)
TOTAL	$ 3,247	$ 6,064	$ 11,342